Summary of Material Accounting Policies - Summary of Operations of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	₱ 210,953	₱ 204,362		₱ 192,186
EXPENSES
Compensation and employee benefits	24,644	29,256		24,884
Depreciation and amortization	58,441	98,631		52,072
Taxes and licenses	5,215	4,044		4,314
Repairs and maintenance expense	30,186	28,923		24,569
Professional and other contracted services	9,077	8,828		8,352
Cost of services	4,144	3,143		3,068
Insurance and security services	1,344	1,576		1,730
Communication, training and travel	1,229	1,467		963
Selling and promotions	8,037	6,558		6,704
Expenses	170,259	209,427		151,315
Net operating loss	40,694	(5,065)		40,871
Other Income (Expenses):
Foreign exchange gains - net	1,153	(4,685)		(3,890)
Interest income	1,016	653		655
Financing costs	(13,755)	(11,759)		(10,402)
Others	736	1,078		635
Other income (expenses)	(4,217)	19,097		(6,615)
Loss after tax from discontinued operations (Note 8)	₱ (41)	₱ (600)	[1]	₱ (121)	[1]
Loss per share (Note 8):
Basic - Loss from discontinued operations	₱ (0.19)	₱ (2.77)	[1]	₱ (0.56)	[1]
Diluted - Loss from discontinued operations	₱ (0.19)	₱ (2.77)	[1]	₱ (0.56)	[1]
Discontinued operations [member] | ePLDT, Inc. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	₱ 107	₱ 883		₱ 1,071
EXPENSES
Compensation and employee benefits	128	556		460
Depreciation and amortization	21	83		97
Taxes and licenses	19	15		17
Repairs and maintenance expense	13	58		84
Professional and other contracted services	6	17		19
Cost of services	3	345		424
Insurance and security services	2	12		9
Communication, training and travel	2	12		14
Selling and promotions		2		12
Others	(2)	219		45
Expenses	192	1,319		1,181
Net operating loss	(85)	(436)		(110)
Other Income (Expenses):
Foreign exchange gains - net	4	2		9
Interest income	1			1
Financing costs	(2)	(7)		(12)
Others	41	(82)		10
Other income (expenses)	44	(87)		8
Loss before income tax from discontinued operations	(41)	(523)		(102)
Provision for income tax (Notes 3 and 7)		77		19
Loss after tax from discontinued operations (Note 8)	₱ (41)	₱ (600)		₱ (121)
Loss per share (Note 8):
Basic - Loss from discontinued operations	₱ (0.19)	₱ (2.77)		₱ (0.56)
Diluted - Loss from discontinued operations	₱ (0.19)	₱ (2.77)		₱ (0.56)

[1]

(1) To be comparable with 2023, certain amounts for the years ended December 31, 2022 and 2021 have been reclassified to reflect the discontinued
operations of certain ePLDT subsidiaries. See Note 2 – Summary of Material Accounting Policies – Discontinued Operations for further discussion.